Summary of Significant Accounting Policies - Schedule of Standards, Amendments to Standards and Interpretations (Details)	12 Months Ended
Dec. 31, 2020
Amendments to Standards One [Member]
Statement Line Items [Line Items]
Standard	Amendment to IAS 1
Description	"Presentation of financial statements"
Mandatory application	January 1, 2020
Expected effects	No effects
Amendments to Standards One [Member] | Future Changes in Accounting Standards [Member]
Statement Line Items [Line Items]
Standard	Amendment to IFRS 3
Description	"Business combinations" References to the Conceptual Framework
Mandatory application	January 1, 2022
Expected effects	No effects
Amendments to Standards Two [Member]
Statement Line Items [Line Items]
Standard	Amendment to IAS 8
Description	"Accounting policies, changes in accounting estimates and errors" "Definition of material"
Mandatory application	January 1, 2020
Expected effects	No effects
Amendments to Standards Two [Member] | Future Changes in Accounting Standards [Member]
Statement Line Items [Line Items]
Standard	Amendment to IFRS 17
Description	Insurance contracts
Mandatory application	January 1, 2023
Expected effects	No effects
Amendments to Standards Three [Member]
Statement Line Items [Line Items]
Standard	Amendment to IFRS 3
Description	"Business combinations"
Mandatory application	January 1, 2020
Expected effects	No effects
Amendments to Standards Three [Member] | Future Changes in Accounting Standards [Member]
Statement Line Items [Line Items]
Standard	Amendment to IFRS 4 and IFRS 9
Description	IFRS 4 "Insurance contracts", postponement of the application of IFRS 9
Mandatory application	January 1, 2021
Expected effects	No effects
Amendments to Standards Four [Member]
Statement Line Items [Line Items]
Standard	Amendment to IFRS 9
Description	"Financial instruments"
Mandatory application	January 1, 2020
Expected effects	No effects
Amendments to Standards Four [Member] | Future Changes in Accounting Standards [Member]
Statement Line Items [Line Items]
Standard	Amendment to IFRS 4,7,9,16 and IAS 39
Description	IFRS 9 "Financial instruments", IFRS 4 "insurance contracts" IFRS 7 "Financial instruments: Disclosures", IFRS 16 "Leases", IAS 39 "Financial instruments: Recognition and measurement" Interest rate benchmark reform (phase 2)
Mandatory application	January 1, 2021
Expected effects	No effects
Amendments to Standards Five [Member]
Statement Line Items [Line Items]
Standard	Amendment to IFRS 7
Description	"Financial instruments: Disclosures"
Mandatory application	January 1, 2020
Expected effects	No effects
Amendments to Standards Five [Member] | Future Changes in Accounting Standards [Member]
Statement Line Items [Line Items]
Standard	Amendment to IAS 16
Description	"Property, plant and equipment": Revenues before the intended use
Mandatory application	January 1, 2022
Expected effects	No effects
Amendments to Standards Six [Member]
Statement Line Items [Line Items]
Standard	Amendment to IAS 39
Description	"Financial instruments: Recognition and measurement"
Mandatory application	January 1, 2020
Expected effects	No effects
Amendments to Standards Six [Member] | Future Changes in Accounting Standards [Member]
Statement Line Items [Line Items]
Standard	Amendment to IAS 1
Description	"Presentation of financial statements" Classification of liabilities as current or non-current; disclosure of accounting policies
Mandatory application	January 1, 2023
Expected effects	No effects
Amendments to Standards Seven [Member]
Statement Line Items [Line Items]
Standard	Amendment to IFRS 16
Description	"Leases"
Mandatory application	June 1, 2020
Expected effects	No effects
Amendments to Standards Seven [Member] | Future Changes in Accounting Standards [Member]
Statement Line Items [Line Items]
Standard	Amendment to IAS 37
Description	"Provisions, contingent liabilities and contingent assets": Adverse contracts - costs of contract fulfillment
Mandatory application	January 1, 2022
Expected effects	No effects
Amendments to Standards Eight [Member]
Statement Line Items [Line Items]
Standard	Amendments to References to the Conceptual Framework
Description	References to the Conceptual Framework
Mandatory application	January 1, 2020
Expected effects	No effects
Amendments to Standards Eight [Member] | Future Changes in Accounting Standards [Member]
Statement Line Items [Line Items]
Standard	Amendment to IAS 8
Description	"Accounting Policies, Changes in Accounting Estimates and Errors": Definition of accounting estimates
Mandatory application	January 1, 2022
Expected effects	No effects
Amendments to Standards Nine [Member] | Future Changes in Accounting Standards [Member]
Statement Line Items [Line Items]
Standard	Annual Improvements to IFRSs
Description	Annual improvements to IFRSs Cycle 2018-2020
Mandatory application	January 1, 2022
Expected effects	No effects